Provisions (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Changes in Provisions

		Close down and
		environmental	Restructuring	Legal claims and
(in millions of Euros)	Notes	remediation costs	costs	other costs	Total
At January 1, 2019		83	3	54	140
IFRIC 23 application	2	—	—	(20)	(20)
Allowance		—	—	1	1
Amounts used		—	—	(4)	(4)
Unused amounts reversed		—	—	(3)	(3)
Unwinding of discounts		3	—	—	3
Effects of changes in foreign exchange rates		—	—	—	—

At June 30, 2019		86	3	28	117

Current		5	2	15	22
Non-Current		81	1	13	95

Total Provisions		86	3	28	117

Summary of Legal Claims and Other Costs

Legal claims and other costs

	At June 30,	At December 31,
(in millions of Euros)	2019	2018
Litigation (A)	19	45
Disease claims	4	4
Other	5	5

Total Provisions for legal claims and other costs	28	54

(A)	Decrease in provisions for litigation is mainly explained by the €20 million reclassification upon the adoption of IFRIC 23.